Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Penalty payable	[1]	¥ 48,021	¥ 13,282
Refundable deposits from members, current		54,999	80,935
Payable for investments and acquisitions		32,688	41,688
Payable to former shareholders of acquirees		13,782	13,782
Accrued payroll		19,062	26,719
VAT payable		15,142	8,022
Other taxes payable		3,419	3,448
Interests payable		118	13,651
Others		21,735	39,826
Third-party loans	[2]	53,192	34,366
Amounts reimbursable to employees		1,839	858
Total		¥ 263,997	¥ 276,577

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.